Unaudited Condensed Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A Redeemable Ordinary Shares
Diluted weighted average shares outstanding	2,201,547	22,500,000	10,232,877	22,376,712
Diluted net (loss) income per share	$ (0.01)	$ 0.04	$ 0.22	$ 0.05
Class A Non-Redeemable Ordinary Shares
Diluted weighted average shares outstanding	3,375,000		1,840,068
Diluted net (loss) income per share	$ (0.01)	$ 0.00	$ 0.22
Class B Ordinary Shares
Diluted weighted average shares outstanding	2,250,000	5,625,000	3,784,932	5,594,178
Diluted net (loss) income per share	$ (0.01)	$ 0.04	$ 0.22	$ 0.05